Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2018
Net Fee and commission income
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank Group and operating segments, in accordance with IFRS 15. It includes a total for fees in scope of IFRS 15. Refer to Note 4 for more detailed information about operating segments.

	2018
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	366	2,248	-	2,614
Advisory	772	78	-	850
Brokerage and execution	1,002	71	-	1,073
Underwriting and syndication	2,462	-	-	2,462
Other	24	222	29	275
Total revenue from contracts with customers	4,626	2,619	29	7,274
Other non-contract fee income	114	4	-	118
Fee and commission income	4,740	2,623	29	7,392
Fee and commission expense	(657)	(1,128)	-	(1,785)
Net fee and commission income	4,083	1,495	29	5,607

	2017[a]	2016[a]
	£m	£m
Fee and commission income
Banking, investment management and credit related fees and commissions	7,352	7,161
Foreign exchange commission	72	54
Fee and commission income	7,424	7,215
Fee and commission expense	(1,726)	(1,626)
Net fee and commission income	5,698	5,589

Note

a The Barclays group elected the cumulative effect transition method on adoption of IFRS 15 from 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures are reported under IAS 18.